Investment in Cauchari-Olaroz Project	12 Months Ended
Dec. 31, 2025
Disclosure Of Interest In Joint Arragements [Abstract]
Investment in Cauchari-Olaroz Project

As at December 31, 2025, the Company, Ganfeng, and JEMSE hold 44.8%, 46.7%, and 8.5% equity interests, respectively, in Minera Exar, the entity that holds all rights, title, and interest in the Cauchari-Olaroz project, located in the Jujuy province of Argentina. The Company and Ganfeng are also 49% and 51% shareholders, respectively, in Exar Capital, a company that provides shareholder financing to Minera Exar. Minera Exar and Exar Capital are associates of the Company and are accounted for using the equity method of accounting. The investment in Minera Exar and Exar Capital together is referred to as the “Investment in Cauchari-Olaroz project.”

The Company’s operations related to Cauchari-Olaroz are conducted through its equity investees, Minera Exar and Exar Capital, which are governed by a shareholders’ agreement between the Company and Ganfeng. The agreement regulates key aspects of governance and provides the Company with significant influence over Minera Exar. Under the agreement, the Company and Ganfeng are entitled to the project’s production offtake on a 49%/51% basis, and construction costs are shared on the same pro-rata basis.

JEMSE Receivable

JEMSE acquired its 8.5% equity interest in Minera Exar in April 2021, of which 4.2% was acquired from the Company and 4.3% from Ganfeng. The right to acquire this interest was initially granted under a letter of intent signed in 2012, in compliance with the Province of Jujuy’s regulations concerning government participation in mineral projects. As part of the closing of the transaction, JEMSE agreed to reimburse the Company and Ganfeng their pro-rata share of $23,496 for equity financing provided for construction of the project in prior years.

This reimbursement obligation is measured at the initial transaction date and will be settled through the assignment of one-third of dividends otherwise payable to JEMSE in future periods. Dividend distributions by Minera Exar to all shareholders, including JEMSE, will only be considered once Minera Exar has met all project debt commitments.

During 2025, subsequent changes in the expected recoverable amount of this receivable were recognized. Prior to the restructuring of loans described below, the Company recorded an adjustment to the carrying value of the previous 2021 JEMSE receivable based on revised cash flow estimates and recognized a corresponding loss of $3,382, presented as “Loss on JEMSE receivable” in the statement of comprehensive loss.

In connection with the Restructuring of loans described below, the Company recognized its portion of the additional JEMSE receivable at fair value of $2,789. As at December 31, 2025, the carrying value of the two long-term receivables from JEMSE was $8,077 (2024 – $7,935).

Restructuring of Loans

During the year ended December 31, 2025, as part of a restructuring of loans (the “Restructuring”), the Company and Ganfeng amended and restated loan agreements relating to loans advanced to Exar Capital. Concurrently, Exar Capital amended and restated agreements relating to the loans advanced to Minera Exar (collectively, the “Amendments”), revising interest rates to market levels effective for fiscal year 2025 and subsequent periods and extending the maturity dates. These modifications were treated as an extinguishment of the existing loans and the issuance of new loans at market rates of interest.

7.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

As part of the Restructuring, on August 27, 2025, Exar Capital assigned certain loan receivables from Minera Exar to the Company and Ganfeng. The total carrying value of the loans assigned was $208,121, of which the Company’s portion amounted to $101,979. In exchange, the Company cancelled loans owed by Exar Capital with a carrying value of $99,422. The assigned loans receivable from Minera Exar were subsequently settled through a capital contribution by the Company and Ganfeng to Minera Exar.

Because the Restructuring resulted from transactions between shareholders rather than with external parties, the Company determined that the net effect represented a transaction between owners in their capacity as owners. Accordingly, the capitalization of loans was recorded as an increase in the Company’s investment in the Cauchari-Olaroz project, with no gain or loss recognized in the statement of comprehensive loss.

In connection with the Restructuring, JEMSE retained its ownership interest in Minera Exar in exchange for an agreement to reimburse the Company and Ganfeng through the assignment of one-third of dividends otherwise payable to JEMSE in future periods, up to an additional $8,271 and $8,609, respectively, after the previous dividend assignment has been fully repaid. The Company recognized its portion of the additional JEMSE receivable at fair value of $2,789 and recorded a reduction in its investment of $8,668, resulting in a loss of $5,879, included in “Loss on JEMSE receivable”. The fair value of the additional long-term receivable from JEMSE was estimated by discounting the Company’s share of expected future reimbursements by JEMSE to their present value, reflecting the timing of settlement through the assignment of future dividends otherwise payable to JEMSE. The valuation assumed a discount rate of 10%. The timing of expected reimbursements was estimated based on projected cash flows of Minera Exar.

Investment in Cauchari-Olaroz Project

Changes in the Investment in Cauchari-Olaroz Project are summarized below:

$
Investment in Cauchari-Olaroz Project, as at December 31, 2023	59,581
Contribution to Investment in Cauchari-Olaroz Project	1,570
Share of loss of Cauchari-Olaroz Project	(17,374)
Elimination of the Company’s portion of capitalized intercompany interest	(10,858)
Investment in Cauchari-Olaroz Project, as at December 31, 2024	32,919
Contribution to investment in Cauchari-Olaroz Project through capitalization of loans	99,422
Reduction in investment arising from capital contribution allocated to JEMSE	(8,668)
Shareholder's contribution from the restructuring of loans	8,680
Gain on modification of Exar-PGCo loan amendment	766
Recognition of previously unrecognized share of losses for year 2024	(26,043)
Share of loss of Cauchari-Olaroz Project for the current period	(13,724)
Investment in Cauchari-Olaroz Project, as at December 31, 2025	93,352

For the year ended December 31, 2025, the Company recognized its share of losses from the Cauchari-Olaroz project totaling $39,766 in the statement of comprehensive loss. This amount includes current year losses of $13,724 and previously unrecognized losses of $26,043 from 2024, which were recognized following the capitalization of loans to Minera Exar that increased the carrying amount of the Company’s investment.

7.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

Summarized Financial Information of Minera Exar

As of October 1, 2024, Minera Exar determined that commercial production had been achieved for the Cauchari Olaroz project after reaching elevated production levels for a sustained period. As a result, the Cauchari Olaroz project’s assets were considered ready for their intended use, and depreciation of these assets commenced on October 1, 2024.

The following is the condensed financial information of Minera Exar on a 100% basis, as amended to reflect the Company’s accounting policies.

	December 31, 2025	December 31, 2024
	$	$
Total current assets	431,365	312,354
Non-current assets	1,409,357	1,479,969
Current liabilities:
Third-party loans	(242,910)	(161,059)
Loans from Exar Capital	-	(584,474)
Derivative liability on loans from Exar Capital	-	(53,211)
Other current liabilities	(61,599)	(72,824)
Non-current liabilities:
Third-party loans	(49,781)	(49,315)
Loans from Exar Capital	(911,338)	(455,821)
Loans from PGCo	(71,537)	(67,355)
Derivative liability on loans from Exar Capital and PGCo	(10,614)	(47,352)
Other non-current liabilities	(90,633)	(88,997)
Net assets	402,310	211,915

As of December 31, 2025, Minera Exar’s outstanding third-party debt, including accrued interest, amounted to $292,690 (2024 - $210,400), while its cash balance and short-term investments were $86,882 (2024 - $11,190). The total debt includes the following:

•
Approximately $220,000 in loans from major international banks, secured by guarantees and standby letters of credit arranged by Ganfeng, which are due within twelve months from December 31, 2025. The Company has provided a guarantee to Ganfeng for its 49% share, amounting to $107,800, in respect of these loans. No amount has been recognized by the Company in respect of this guarantee as at December 31, 2025.

The Company and Ganfeng have negotiated a three-year extension of the maturity of $100,000 of these loans, which has been approved by the regulatory authority. The loan is secured by a standby letter of credit provided by Ganfeng. As the standby letter of credit was issued for a standard one-year term, the loan was initially structured with a one-year maturity to align with the term of the standby letter. Upon extension of the related standby letter of credit, the loan will automatically roll over for the remainder of the three-year term. Included within these loans is $120,000 in bank debt facilities closed in the second quarter of 2025 and fully drawn in the third quarter of 2025 to refinance maturing short-term loans and for other purposes. These loans were priced at an approximately SOFR plus 2.5%, including fees. A portion of these debt proceeds remained in Exar’s cash balance as of December 31, 2025;

7.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)
•
$10,000 in loans secured by local bank guarantees arranged by Minera Exar, due within twelve months from December 31, 2025;
•
$9,300 in unsecured loans, due within twelve months from December 31, 2025;
•
Approximately $50,000 in unsecured bonds issued by Minera Exar in November 2024, carrying a contractual interest rate of 8% with semi-annual interest payments. The bonds’ principal will mature in two tranches: the first tranche of $25,000 on May 11, 2027, while the second tranche of $25,000 on November 11, 2027.

	Years ended December 31,
	2025	2024	2023
	$	$	$
Sales	271,467	197,685	34,521
Cost of sales	(238,513)	(177,980)	(27,799)
Gross profit	32,954	19,705	6,722

Selling and distribution expenses	(20,575)	(13,500)	(1,773)
Administrative and other expenses	(11,000)	(8,329)	(5,317)
Finance costs	(138,595)	(36,189)	-
Foreign exchange (loss)/gain	(9,700)	85,889	-
Derivative gain/(loss)	89,949	(3,713)	254,498
Other income/(expense)	3,592	(3,865)	-
Deferred tax recovery/ (expense)	14,614	(72,833)	(124,587)
Net (loss)/income	(38,761)	(32,835)	129,543

Note: Minera Exar’s cost of sales for the year ended December 31, 2025, includes depreciation of $54,252 (2024 – $20,196).

Minera Exar has to settle certain loans provided by Exar Capital and PGCo in US$ with sufficient Argentine Pesos (“ARS$”) at the implied market exchange rate. This settlement mechanism requires Minera Exar to repay the loans with more US$ at the official exchange rate. Since the repayment mechanism for the USD loans provided by Exar Capital and PGCo to Minera Exar is linked to the implied market foreign exchange rate in Argentina rather than the official foreign exchange rate, it results in an embedded derivative in the loans payable by Minera Exar. The fair value of this embedded derivative fluctuates with changes in the spread between the implied market exchange rate and the official exchange rate). During the year ended December 31, 2025, changes in Argentine foreign exchange regulations caused the implied exchange rate to converge with the official rate, resulting in a fair value gain of $89,949, which was recognized in Minera Exar’s condensed statement of comprehensive (loss)/income.

7.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

Summarized Financial Information of Exar Capital

The following is the condensed financial information of Exar Capital on a 100% basis.

	December 31, 2025	December 31, 2024
	$	$
Current assets:
Cash and cash equivalents	16,823	14,103
Loans advanced to Minera Exar	-	584,474
Other receivables from Minera Exar	26,789	32,122
Other current assets	2,965	1,132
Total current assets	46,577	631,831
Non-current assets
Loans advanced to Minera Exar	911,338	455,821
Current liabilities
Loans from Lithium Argentina	(308,333)	(380,415)
Loans from Ganfeng	(544,779)	(602,006)
Other current liabilities	(1,984)	(24,894)
Non-current liabilities	(36,553)	(13,155)
Net assets	66,266	67,182

As part of the loan restructuring in August 2025, Exar Capital assigned certain loan receivables from Minera Exar to Lithium Argentina and Ganfeng. The assigned receivables were settled through a non-cash offset against Exar Capital’s loans payable to the same shareholders. Exar Capital derecognized the assigned loan receivables and the related loan payables, with the resulting difference recorded as an equity transaction between shareholders. No gain or loss was recognized by Exar Capital in the statement of comprehensive loss.

Loans from Lithium Argentina and Ganfeng are presented as current liabilities in the financial statements of Exar Capital. In accordance with the terms of the loan agreements, the loans can be called at any time by unanimous agreement of Lithium Argentina and Ganfeng.

As at December 31, 2025, Exar Capital had other receivables from Minera Exar amounting to $26,789 (2024 – $32,122). These receivables relate to payments made by Exar Capital to suppliers on behalf of Minera Exar

	Years ended December 31,
	2025	2024	2023
	$	$	$
Interest income on loans to Minera Exar	115,232	113,364	83,357
Interest expense on loans from Lithium Argentina	(39,939)	(44,043)	(33,067)
Interest expense on loans from Ganfeng	(64,432)	(63,408)	(46,960)
Other losses	(8,457)	(12,454)	(12,472)
Net income/(loss)	2,404	(6,541)	(9,142)

7.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

The following provides a reconciliation of the summarized financial information for Minera Exar and Exar Capital to carrying value:

	Minera Exar	Exar Capital
	$	$
Net assets, December 31, 2025	402,310	66,266
Company's share of net assets	180,235	32,470
Elimination of capitalized intercompany interest	(133,512)	-
Expenditures incurred by the Company in connection to the investee	12,605	-
Amortization expense of intangible assets triggered upon commencement of commercial production	1,555	-
Carrying value	60,883	32,470

As at December 31, 2025, the carrying value of the Company’s investment in Minera Exar was $60,883, and its investment in Exar Capital was $32,470.